Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
21	Transactions with Related Parties

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s audit committee.

Transactions with related parties

	2024	2023

Interest on BIA litigation	5,285,479	Nil
Key management personnel remuneration	1,132,856	1,184,300
End of service benefits expense for key management	44,759	202,295
Transactions with related parties (corporate service fees, professional services etc.)	207,711	182,799

Related party balances as at the year-end are classified as under:

Related Party	Classification	2024	2023
BPGIC Holdings Limited	Shareholder’s account (Equity)	70,391,942	70,391,787
	Due from related parties (shareholder)	348,665	210,322
HBS Investments LP	Due from related parties (shareholder)	24,844	11,430
H Capital International LP	Due from related parties (shareholder)	24,457	11,043
O2 Investments Limited as GP	Due from related parties (shareholder)	21,398	10,851
SBD International LP	Due from related parties (shareholder)	64,919	51,067
SD Holding Limited as GP	Due from related parties (shareholder)	29,557	22,118
Gyan Investments Ltd	Due from related parties (shareholder)	21,153	10,606
End of service benefits for key management personnel	Employees’ end of service benefits	51,866	46,234
Salary payables for key management personnel	Trade and accounts payables	93,750	150,814
Brooge International Advisory LLC	Other payable (other related parties)	135,285,479	130,000,000

BIA

In order to determine whether there exists a related party relationship with BIA in accordance to Paragraph (9) of International Accounting Standards (IAS 24). The Group considered the following:

●	Clause 3.4(v) of the Audit Committee (the “Committee”) Charter requires that the Committee review and approve all related-party transactions, defined as those transactions required to be disclosed under Item 7(b) of Form 20-F and NASDAQ Corporate Governance Rule 5630.

●	Clause 3 of the Related Party Transactions Policy of the Company states that, it is the responsibility of the Audit Committee to administer the Related Party Transactions Policy.

●	Commercial license of BIA with issue date of February 11, 2019, which mentions Mrs. Hind (considered as one of the UBO for the Company) as a Partner in BIA.

●	Commercial license of BIA with issue date of February 10, 2020, which reflects the change in ownership of BIA, with Mrs. Hind now being removed as a Partner in BIA.

●	Commercial license of BIA with issue date of April 12, 2021, which does not mention Mrs. Hind as a Partner for BIA.

It is noted that Mrs. Hind has left BIA in her capacity as a shareholder somewhere between November 2019 and February 2020.

The Committee has decided to be conservative on the BIA relationship and hence has considered BIA to be a related party throughout the years until further supporting documentation is obtained to prove otherwise.